Income Taxes (Reconciliation of Income Taxes Computed at the U.S. Federal Statutory Rate to Income Tax Expense (Benefit) Recorded (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Oct. 02, 2016	Dec. 31, 2017	Dec. 31, 2015
Successor
Income (loss) before income taxes	$ (233)		$ 250
Income taxes at the U.S. federal statutory rate of 35%	(82)		88
Nondeductible TRA accretion	5		(80)
Texas margin tax, net of federal benefit	3		13
Impacts of tax reform legislation on deferred taxes	0		451
Effects of Tax Matters Agreement and tax-free spin-off transaction	0		19
Nondeductible debt restructuring costs	2		0
Nondeductible interest expense	0		0
Nontaxable gain on extinguishment of LSTC	0		0
Valuation allowance	0		0
Nondeductible goodwill impairment	0		0
Lignite depletion allowance	0		0
Interest accrued for uncertain tax positions, net of tax	0		0
Other	2		13
Income tax expense (benefit)	$ (70)		$ 504
Effective tax rate	30.00%		201.60%
Predecessor
Income (loss) before income taxes		$ 21,584		$ (5,556)
Income taxes at the U.S. federal statutory rate of 35%		7,554		(1,945)
Nondeductible TRA accretion		0		0
Texas margin tax, net of federal benefit		(21)		0
Impacts of tax reform legislation on deferred taxes		0		0
Effects of Tax Matters Agreement and tax-free spin-off transaction		0		0
Nondeductible debt restructuring costs		38		64
Nondeductible interest expense		12		21
Nontaxable gain on extinguishment of LSTC		(8,593)		0
Valuation allowance		(210)		210
Nondeductible goodwill impairment		0		770
Lignite depletion allowance		0		(8)
Interest accrued for uncertain tax positions, net of tax		0		(2)
Other		(47)		11
Income tax expense (benefit)		$ (1,267)		$ (879)
Effective tax rate		(5.90%)		15.80%